CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2009
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Repurchase and retirement of common stock, shares	5,645
Cash dividends declared, per share (in dollars per share)	$ 10.00